SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2017 $ / shares	Aug. 31, 2018 $ / shares	Dec. 31, 2016 $ / shares	Aug. 31, 2018 ¥ / shares	Jul. 31, 2017 ¥ / shares	Dec. 31, 2016 ¥ / shares
Fair value assumptions
Volatility (as a percent)		71.85%
Share price at grant date | (per share)	$ 1.191	$ 3.125	$ 1.24	¥ 21.30	¥ 8.00	¥ 8.6
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	1.63%	2.418%	1.65%
Volatility (as a percent)	21.48%		24.80%
Expected term	4 years	4 years	5 years
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	1.29%	2.047%	0.68%
Volatility (as a percent)	20.43%		22.35%
Expected term	2 years	2 years	1 year